Vanguard U.S. Value Fund

Schedule of Investments (unaudited)

As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communication Services (7.3%)
	Verizon Communications Inc.	390,178	22,291
	AT&T Inc.	523,836	17,554
	Walt Disney Co.	116,813	16,312
	Comcast Corp. Class A	295,047	12,475
*	Discovery Communications Inc. Class A	282,540	8,674
	New York Times Co. Class A	229,783	7,495
*	T-Mobile US Inc.	67,771	5,024
*	United States Cellular Corp.	72,998	3,261
*	Glu Mobile Inc.	368,621	2,647
	Fox Corp. Class B	67,141	2,453
	Sinclair Broadcast Group Inc. Class A	41,621	2,232
	Fox Corp. Class A	55,012	2,016
	Telephone & Data Systems Inc.	53,439	1,625
*	Bandwidth Inc. Class A	20,773	1,558
	News Corp. Class B	98,711	1,378
*	Discovery Communications Inc.	35,934	1,022
	ATN International Inc.	12,648	730
	TEGNA Inc.	24,649	373
			109,120
Consumer Discretionary (6.3%)
*	Deckers Outdoor Corp.	55,356	9,741
	Home Depot Inc.	46,169	9,602
	Darden Restaurants Inc.	78,685	9,578
*	Rent-A-Center Inc.	266,840	7,106
	Brinker International Inc.	178,626	7,029
	Lear Corp.	49,519	6,897
*,^ YETI Holdings Inc.		218,522	6,326
	Yum! Brands Inc.	56,894	6,296
	Best Buy Co. Inc.	87,831	6,124
	McDonald's Corp.	22,726	4,719
*	frontdoor Inc.	74,768	3,256
*	Stoneridge Inc.	84,996	2,682
	Bed Bath & Beyond Inc.	207,059	2,406
	Gentex Corp.	74,364	1,830
	Standard Motor Products Inc.	31,812	1,442
*	Genesco Inc.	33,867	1,432
	Abercrombie & Fitch Co.	58,724	942
	Dine Brands Global Inc.	9,390	897
*	Modine Manufacturing Co.	62,644	896
*	AutoZone Inc.	772	849
*	American Axle & Manufacturing Holdings Inc.	65,603	837
	Whirlpool Corp.	5,645	804
*	1-800-Flowers.com Inc. Class A	40,399	763
	Signet Jewelers Ltd.	42,624	762
	Las Vegas Sands Corp.	12,474	737
	Tailored Brands Inc.	116,749	674
			94,627

Consumer Staples (8.0%)
	Procter & Gamble Co.	203,711	22,337
	Philip Morris International Inc.	253,984	19,945
	Walmart Inc.	132,912	14,685
	PepsiCo Inc.	88,571	11,614
*,^ Beyond Meat Inc.		53,361	8,574
	Coty Inc. Class A	597,585	8,008
*	TreeHouse Foods Inc.	129,536	7,008
	Casey's General Stores Inc.	31,867	4,971
	Lamb Weston Holdings Inc.	64,208	4,068
	Molson Coors Brewing Co. Class B	61,947	3,469
*	US Foods Holding Corp.	78,406	2,804
	Archer-Daniels-Midland Co.	64,537	2,633
*	Herbalife Nutrition Ltd.	54,852	2,346
	Kimberly-Clark Corp.	16,132	2,150
*	Edgewell Personal Care Co.	79,022	2,130
^	B&G Foods Inc.	67,753	1,409
	Lancaster Colony Corp.	6,959	1,034
*	Simply Good Foods Co.	38,715	932
			120,117
Energy (8.8%)
	Chevron Corp.	272,811	33,949
	Exxon Mobil Corp.	388,922	29,803
	ConocoPhillips	257,893	15,731
	Occidental Petroleum Corp.	191,163	9,612
*	Southwestern Energy Co.	2,341,420	7,399
	Range Resources Corp.	949,275	6,626
	HollyFrontier Corp.	130,111	6,022
*	W&T Offshore Inc.	1,178,771	5,847
*	Continental Resources Inc.	102,022	4,294
	Valero Energy Corp.	42,513	3,640
	Phillips 66	27,425	2,565
*	Renewable Energy Group Inc.	157,276	2,494
	Cabot Oil & Gas Corp.	104,568	2,401
*	CONSOL Energy Inc.	42,615	1,134
	Delek US Holdings Inc.	12,227	495
			132,012
Financials (23.9%)
	JPMorgan Chase & Co.	391,949	43,820
	Bank of America Corp.	1,227,260	35,590
*	Berkshire Hathaway Inc. Class B	166,012	35,389
	Wells Fargo & Co.	334,271	15,818
	Citigroup Inc.	210,552	14,745
	Aflac Inc.	250,229	13,715
	Allstate Corp.	128,628	13,080
	Capital One Financial Corp.	138,994	12,612
	MetLife Inc.	232,985	11,572
	American Express Co.	90,841	11,213
	Fifth Third Bancorp	363,719	10,148
	Synchrony Financial	276,354	9,581
	Ally Financial Inc.	307,578	9,532
	Regions Financial Corp.	614,456	9,180
	Discover Financial Services	116,698	9,055
	OFG Bancorp	380,221	9,038
	AXA Equitable Holdings Inc.	388,784	8,126
	Comerica Inc.	110,027	7,992

	Ameriprise Financial Inc.	54,042	7,845
	Zions Bancorp NA	169,442	7,791
	Hanover Insurance Group Inc.	59,764	7,668
	Unum Group	182,016	6,107
	Erie Indemnity Co. Class A	21,971	5,587
	Navient Corp.	388,400	5,302
	Popular Inc.	92,006	4,990
	Radian Group Inc.	204,146	4,665
	Universal Insurance Holdings Inc.	155,744	4,345
	Torchmark Corp.	37,025	3,312
	Morgan Stanley	62,222	2,726
	E*TRADE Financial Corp.	54,511	2,431
	OneMain Holdings Inc.	67,763	2,291
	First Citizens BancShares Inc. Class A	4,207	1,894
	Assured Guaranty Ltd.	38,554	1,622
	Walker & Dunlop Inc.	29,961	1,594
	Bank of NT Butterfield & Son Ltd.	44,372	1,507
	Primerica Inc.	10,922	1,310
*	Mr Cooper Group Inc.	134,846	1,080
	First BanCorp	87,642	968
	US Bancorp	15,262	800
	Federal Agricultural Mortgage Corp.	9,890	719
			356,760
Health Care (12.6%)
	Johnson & Johnson	231,223	32,205
	Pfizer Inc.	515,818	22,345
	Abbott Laboratories	213,678	17,970
	Anthem Inc.	51,761	14,608
	Bristol-Myers Squibb Co.	242,227	10,985
	Merck & Co. Inc.	126,021	10,567
	Cooper Cos. Inc.	30,759	10,362
*	Haemonetics Corp.	81,341	9,789
	HCA Healthcare Inc.	67,342	9,103
*	IQVIA Holdings Inc.	46,495	7,481
*	Mallinckrodt plc	600,137	5,509
	Medtronic plc	55,356	5,391
*	Integer Holdings Corp.	63,774	5,352
	McKesson Corp.	30,711	4,127
	Danaher Corp.	27,864	3,982
*	Enanta Pharmaceuticals Inc.	39,506	3,334
	Amgen Inc.	16,037	2,955
*	Brookdale Senior Living Inc.	378,110	2,726
*	Syneos Health Inc.	49,504	2,529
*	Medpace Holdings Inc.	35,233	2,305
	Eli Lilly & Co.	18,858	2,089
	Thermo Fisher Scientific Inc.	7,055	2,072
	Baxter International Inc.	11,613	951
*	Endo International plc	115,636	477
			189,214
Industrials (10.0%)
	Honeywell International Inc.	80,563	14,065
	General Electric Co.	1,027,462	10,788
*	United Continental Holdings Inc.	116,786	10,225
*,^ Enphase Energy Inc.		548,815	10,005
	Lockheed Martin Corp.	26,665	9,694
*	FTI Consulting Inc.	109,255	9,160

	Caterpillar Inc.	65,272	8,896
	WW Grainger Inc.	28,276	7,584
	Textron Inc.	138,518	7,347
	Harris Corp.	38,115	7,209
	Lennox International Inc.	23,802	6,546
*	HD Supply Holdings Inc.	154,871	6,238
	Pentair plc	151,458	5,634
*	Aerojet Rocketdyne Holdings Inc.	104,257	4,668
	Landstar System Inc.	38,366	4,143
	Macquarie Infrastructure Corp.	92,497	3,750
	ArcBest Corp.	131,289	3,690
	United Technologies Corp.	20,867	2,717
	GrafTech International Ltd.	212,286	2,441
	Expeditors International of Washington Inc.	30,014	2,277
	Triumph Group Inc.	92,604	2,121
	Navigant Consulting Inc.	84,979	1,971
	Allison Transmission Holdings Inc.	32,313	1,498
*	Echo Global Logistics Inc.	50,448	1,053
	PACCAR Inc.	13,678	980
*	Hub Group Inc. Class A	19,751	829
	Heidrick & Struggles International Inc.	27,371	820
*	Vicor Corp.	26,054	809
	Delta Air Lines Inc.	13,136	745
*	WESCO International Inc.	13,301	674
*	BMC Stock Holdings Inc.	30,462	646
			149,223
Information Technology (6.6%)
	Intel Corp.	378,881	18,137
	Booz Allen Hamilton Holding Corp. Class A	145,194	9,613
	CDW Corp.	85,104	9,447
	QUALCOMM Inc.	120,592	9,173
*	Advanced Micro Devices Inc.	296,795	9,014
	HP Inc.	386,126	8,028
*	CACI International Inc. Class A	30,175	6,173
	Oracle Corp.	84,660	4,823
*	Dell Technologies Inc.	68,595	3,485
*	Cardtronics plc Class A	99,797	2,726
*	Synaptics Inc.	92,374	2,692
*,^ SunPower Corp. Class A		218,939	2,340
*	Tech Data Corp.	21,150	2,212
*	SMART Global Holdings Inc.	93,865	2,158
*	Unisys Corp.	162,989	1,584
*	NeoPhotonics Corp.	362,107	1,514
*	eGain Corp.	148,450	1,208
*	Teradata Corp.	31,306	1,122
*	Diebold Nixdorf Inc.	117,886	1,080
*	Insight Enterprises Inc.	13,107	763
*	Calix Inc.	112,901	741
			98,033
Materials (4.3%)
	Ball Corp.	142,881	10,000
	CF Industries Holdings Inc.	210,225	9,820
	Ecolab Inc.	48,150	9,507
	FMC Corp.	71,292	5,914
*	Element Solutions Inc.	496,428	5,133
	International Paper Co.	115,361	4,997

Domtar Corp.	101,274	4,510
* Verso Corp.	179,580	3,421
Linde plc	12,212	2,452
DuPont de Nemours Inc.	26,696	2,004
Valvoline Inc.	98,321	1,920
Dow Inc.	38,534	1,900
Owens-Illinois Inc.	91,017	1,572
Warrior Met Coal Inc.	26,527	693
		63,843
Real Estate (5.3%)
Spirit Realty Capital Inc.	213,242	9,097
Omega Healthcare Investors Inc.	243,605	8,952
Medical Properties Trust Inc.	475,548	8,294
EPR Properties	108,875	8,121
Park Hotels & Resorts Inc.	266,018	7,331
Simon Property Group Inc.	45,455	7,262
Lexington Realty Trust	665,406	6,261
HCP Inc.	177,498	5,676
Ventas Inc.	52,875	3,614
Brixmor Property Group Inc.	200,762	3,590
Equity Commonwealth	75,390	2,452
SITE Centers Corp.	164,527	2,178
Regency Centers Corp.	20,257	1,352
Hannon Armstrong Sustainable Infrastructure Capital Inc.	47,626	1,342
CorEnergy Infrastructure Trust Inc.	25,158	998
Equity Residential	12,674	962
CoreCivic Inc.	44,117	916
Kennedy-Wilson Holdings Inc.	37,564	773
		79,171
Utilities (6.4%)
Exelon Corp.	285,013	13,663
Southern Co.	245,343	13,562
FirstEnergy Corp.	272,942	11,685
AES Corp.	578,792	9,700
NRG Energy Inc.	241,775	8,491
* PG&E Corp.	282,224	6,469
Black Hills Corp.	80,731	6,311
Eversource Energy	81,384	6,166
Ameren Corp.	62,731	4,712
Duke Energy Corp.	29,624	2,614
Entergy Corp.	24,642	2,536
IDACORP Inc.	22,155	2,225
NextEra Energy Inc.	10,610	2,174
ALLETE Inc.	22,165	1,844
Hawaiian Electric Industries Inc.	31,520	1,373
PNM Resources Inc.	15,267	777
Clearway Energy Inc. Class A	45,607	738
		95,040
Total Common Stocks (Cost $1,256,294)		1,487,160

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.8%)1
Money Market Fund (1.8%)
2,3 Vanguard Market Liquidity Fund (Cost $26,970)	2.499%	269,682	26,974
Total Investments (101.3%) (Cost $1,283,264)			1,514,134
Other Assets and Liabilities-Net (-1.3%)3,4			(19,030)
Net Assets (100%)			1,495,104

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,227,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $17,907,000 of collateral received for securities on loan, of which $17,456,000 is held in Vanguard
Market Liquidity Fund and $451,000 is held in cash.
4 Cash of $454,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	55	8,097	(30)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

U.S. Value Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.